Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Interest and fees on loans	$ 105,783,000	$ 94,917,000	$ 83,120,000
Interest and dividends on securities:
Taxable securities	8,559,000	6,158,000	5,397,000
Exempt from Federal income taxes	773,000	1,020,000	1,208,000
Interest on loans held for sale	325,000	184,000	324,000
Interest on Federal funds sold	275,000	83,000	97,000
Interest on interest bearing deposits	2,164,000	979,000	723,000
Interest and dividends on restricted equity securities	198,000	184,000	151,000
Total interest income	118,077,000	103,525,000	91,020,000
Interest expense:
Interest on negotiable order of withdrawal accounts	2,311,000	1,823,000	1,308,000
Interest on money market accounts and other savings accounts	6,855,000	4,231,000	2,211,000
Interest on certificates of deposit and individual retirement accounts	12,896,000	7,944,000	5,353,000
Interest on securities sold under repurchase agreements	0	16,000	9,000
Interest on Federal funds purchased	4,000	4,000	8,000
Interest on Federal Home Loan Bank advances	581,000	0	0
Total interest expense	22,647,000	14,018,000	8,889,000
Net interest income before provision for loan losses	95,430,000	89,507,000	82,131,000
Provision for loan losses	2,040,000	4,298,000	1,681,000
Net interest income after provision for loan losses	93,390,000	85,209,000	80,450,000
Non-interest income	28,349,000	25,248,000	22,821,000
Non-interest expense	(74,628,000)	(69,080,000)	(60,391,000)
Earnings before income taxes	47,111,000	41,377,000	42,880,000
Income taxes	11,067,000	8,783,000	19,354,000
Net earnings	$ 36,044,000	$ 32,594,000	$ 23,526,000
Basic earnings per common share (in dollars per share)	$ 3.36	$ 3.09	$ 2.26
Diluted earnings per common share (in dollars per share)	$ 3.35	$ 3.08	$ 2.26
Weighted average common shares outstanding:
Basic (in shares)	10,743,269	10,564,172	10,407,211
Diluted (in shares)	10,761,467	10,572,221	10,412,536